Statement of Financial Position of Aegon N.V. (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables
Cash and cash equivalents	€ 8,744	€ 10,768	€ 11,347
Assets	392,633	395,923
Shareholders' equity
Share capital	322	322	319
Revaluation account	3,461	4,920
Group equity	22,567	24,102	24,341	€ 26,250
Deferred tax liability	538	1,029
Provisions	320	210
Long-term borrowings	10,682	11,943
Other current liabilities	13,309	14,992
Total liabilities	370,065	371,821
Total equity and liabilities	392,633	395,923
Aegon N.V [member]
Non-current assets
Shares in group companies	22,168	23,117	22,219
Loans to group companies	2,487	2,690	€ 4,123
Financial fixed assets	24,655	25,807
Receivables
Receivables from group companies	35	36
Other receivables	137	146
Other current assets	137	74
Accrued interest and rent	16	8
Receivables	325	264
Cash and cash equivalents	1,231	1,068
Assets	26,211	27,139
Shareholders' equity
Share capital	322	322
Paid-in surplus	7,486	7,731
Revaluation account	3,565	5,017
Legal reserves - foreign currency translation reserve	130	(401)
Legal reserves in respect of group companies	1,326	1,122
Retained earnings, including treasury shares	7,536	5,696
Remeasurement of defined benefit plans of group companies	(1,850)	(1,669)
Net income / (loss)	710	2,469
Group equity	19,225	20,288
Other equity instruments	3,320	3,794
Total equity	22,546	24,082
Deferred tax liability	10	89
Provisions	10	89
Subordinated borrowings	1,389	764
Long-term borrowings	1,292	1,801
Non-current liabilities	2,681	2,565
Short term deposits	82	73
Loans from group companies	9	62
Payables to group companies	582	123
Other current liabilities	271	125
Accruals and deferred income	31	22
Current liabilities	975	405
Total liabilities	3,666	2,970
Total equity and liabilities	€ 26,211	€ 27,139